Submission	Nov. 05, 2026
Submission [Line Items]
Central Index Key	0001826011
Registrant Name	Parabolic Technologies, Inc.
Registration File Number	333-299744
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES